Pensions and other post retirement benefits - Narrative (Details)	12 Months Ended
	Mar. 31, 2019 GBP (£) plan	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Jan. 01, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	6.00%
Employer contributions	£ 419,000,000	£ 475,000,000	£ 1,073,000,000
US Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
Employer contributions	£ 231,000,000	208,000,000	257,000,000
UK Pensions
Disclosure of defined benefit plans [line items]
Employer contributions	174,000,000	150,000,000	528,000,000
US other post-retirement benefits
Disclosure of defined benefit plans [line items]
Employer contributions	14,000,000	£ 117,000,000	£ 288,000,000
National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Cost of equalising for impact of guaranteed minimum pension	17,000,000
National Grid UK Pension Scheme - Section A | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings			51.80%
Maximum guarantee payable				£ 1,000,000,000
National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Cost of equalising for impact of guaranteed minimum pension	12,000,000
National Grid UK Pension Scheme - Section B | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings			51.40%
National Grid UK Pension Scheme - Section B | UK Pensions | Time Period, 30 September 2017 - 30 September 2022
Disclosure of defined benefit plans [line items]
Contributions payable per year			£ 32,000,000
National Grid UK Pension Scheme - Section B | UK Pensions | Time Period, 30 September 2023
Disclosure of defined benefit plans [line items]
Contributions payable per year			£ 8,000,000
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Cost of equalising for impact of guaranteed minimum pension	£ 5,000,000
NGEG of ESPS | UK Pensions
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings					40.70%
NGEG of ESPS | UK Pensions | Time Period 2016/17 - 31 March 2027
Disclosure of defined benefit plans [line items]
Contributions payable per year					£ 48,000,000